Derivative financial instruments and hedging activities - Summary of Periods When Cash Flows Are Expected to Occur and When They Are Expected to Affect Profit or Loss for Cash Flow Hedges (Detail) - Cash flow hedges [member]
$ in Millions
12 Months Ended
Oct. 31, 2017 CAD ($)
Disclosure of detailed information about financial instruments [line items]
Cash inflows from assets	$ 1,489
Cash outflows from liabilities	(6,057)
Net cash flows	(4,568)
Under 1 year [member]
Disclosure of detailed information about financial instruments [line items]
Cash inflows from assets	938
Cash outflows from liabilities	(1,070)
Net cash flows	(132)
1 to 2 years [member]
Disclosure of detailed information about financial instruments [line items]
Cash inflows from assets	243
Cash outflows from liabilities	(939)
Net cash flows	(696)
2 to 3 years [member]
Disclosure of detailed information about financial instruments [line items]
Cash inflows from assets	151
Cash outflows from liabilities	(3,501)
Net cash flows	(3,350)
3 to 5 years [member]
Disclosure of detailed information about financial instruments [line items]
Cash inflows from assets	59
Cash outflows from liabilities	(476)
Net cash flows	(417)
Over 5 years [member]
Disclosure of detailed information about financial instruments [line items]
Cash inflows from assets	98
Cash outflows from liabilities	(71)
Net cash flows	$ 27